Employee benefit plans and compensation plans (Tables)	12 Months Ended
Dec. 31, 2019
Employee benefit plans and compensation plans
Schedule of breakdown of plan assets
The breakdown of the investment of plan assets for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
International equities	13.0%	11.4%
Swedish equities	8.9%	7.5%
Swedish nominal bonds	40.7%	40.3%
Real estate	10.2%	11.2%
Private equity	9.4%	10.4%
Other	17.8%	19.2%

Schedule of reconciliation of beginning and ending funded status and net amounts recognized
The following tables present a reconciliation of the beginning and ending funded status and the net amounts recognized for the defined benefit plans for the years ended December 31, 2019 and 2018:

(Millions)	2019	2018
Change in benefit obligation
Projected benefit obligation, beginning of year	$17.5	$17.4
Service cost	1.5	1.0
Interest cost	0.4	0.4
Actuarial losses	2.9	0.6
Benefit payments	(1.2)	(0.4)
Tax payments	(0.3)	(0.2)
Currency revaluation effect	(0.6)	(1.3)
Projected benefit obligation, end of year	20.3	17.5
Change in plan assets
Fair value of plan assets, beginning of year	16.4	16.1
Employer contributions	1.4	1.2
Benefit payments	(0.4)	(0.3)
Interest income	1.0	0.8
Currency revaluation effect	(0.6)	(1.4)
Fair value of plan assets, end of year	17.7	16.4
Funded status at end of year(1)	$(2.6)	$(1.1)
(1)At December 31, 2019, the Swedish plan had a funding status of $2.5 million and the German plan had a funding status of $(5.1) million. At December 31, 2018, the Swedish plan had a funding status of $3.0 million and the German plan had a funding status of $(4.1) million.

Schedule of components of net periodic pension expense
The components of net periodic pension expense for the years ended December 31, 2019, 2018, and 2017 are as follows:

(Millions)	2019	2018	2017
Service cost	$(0.9)	$(1.2)	$(0.8)
Interest cost	0.1	0.1	2.2
Actuarial (loss)	(0.5)	(0.8)	(0.3)
Net periodic pension expense	$(1.3)	$(1.9)	$1.1

Schedule of projected benefit payments required for defined pension benefit plans
As of December 31, 2019, the projected benefit payments required for the defined pension benefits plans are as follows:

(Millions)	December 31, 2019
2020	$0.5
2021	0.4
2022	0.4
2023	0.4
2024	0.5
2024-2028	3.1
Total benefit payments required	$5.3

Schedule of assumptions used to value stock options
The following assumptions were used to value stock options granted:

Expected annual dividend yield	1.75%
Expected volatility(1)	20%
Risk-free interest rate(2)	2.51%
Expected term(3)	4 years
(1)Expected volatility was estimated based on the historical volatility of the shares of a peer group of companies.
(2)Risk free rate was based on US 5-year semi-annual treasury rate interest rate.
(3)The Company used the simplified method for estimating the expected term.

Schedule of share-based compensation expense recognized under plans
The following tables present pre-tax and after-tax share-based compensation expense recognized under the above plans:

(Millions)	2019	2018	2017
PSUs - IPO Incentive Awards(1)	$0.7	$1.5	$—
PSUs - 2019 LTI	0.8	—	—
RSUs	5.8	—	—
Stock Options	0.8	—	—
LTIP(2)(3)	(3.4)	1.0	—
Total share-based compensation expense - pre-tax	$4.7	$2.5	$—
(1)2019 includes a reversal of 2018 accrual of $1.5 related to modification of the award.
(2)Legacy 2016 LTIP includes two open cycles in 2019 and three open cycles in 2018.
(3)For the year ended December 31, 2017, $3.9 of expense associated with phantom share awards has been excluded.

(Millions)	2019	2018	2017
PSUs - IPO Incentive Awards(1)	$0.6	$1.2	$—
PSUs - 2019 LTI	0.7	—	—
RSUs	4.6	—	—
Stock Options	0.6	—	—
LTIP(2)(3)	(2.7)	0.8	—
Total share-based compensation expense - after-tax	$3.8	$2.0	$—
(1)2019 includes a reversal of 2018 accrual of $1.2 related to modification of the award.
(2)Legacy 2016 LTIP includes two open cycles in 2019 and three open cycles in 2018.
(3)For the year ended December 31, 2017, expense associated with phantom share awards has been excluded.

Schedule of unrecognized compensation cost associated with unvested awards
The following tables present unrecognized compensation cost associated with unvested awards and weighted average period over which it is expected to be recognized:

(Millions)	December 31, 2019
	PSUs - IPO Incentive Awards	PSUs - 2019 LTI	RSUs	Stock Options	LTIP
Unrecognized compensation cost related to unvested awards	$4.0	$2.0	$11.8	$2.0	$0.7
Weighted average recognition period (years)	2.0 years	2.0 years	1.9 years	2.2 years	1.0 year

Schedule of outstanding share-settled awards
The following table summarizes outstanding share-settled awards as of the end of the year ended December 31, 2019:

As of and for the year ended December 31, 2019	Number of Shares
	PSUs - IPO Incentive Awards	PSUs - 2019 LTI	RSUs	Stock Options	LTIP(1)
Unvested, beginning of the year	—	—	—	—	1,765,637
Granted(2)	756,183	408,370	1,428,185	1,374,945	—
Vested	—	—	—	—	33,307
Forfeited(3)	201,020	17,234	74,333	—	861,859
Unvested, end of the year	555,163	391,136	1,353,852	1,374,945	870,471
(1)Includes 2017 and 2018 legacy LTIP award cycles. Unearned portion of the 2017 LTIP was included in forfeited shares.
(2)IPO Incentive Award was included in the granted line due to its modification during 2019.
(3)Shares that are unearned as a result of missing minimum performance indicators are included in forfeited shares.

Sweden
Employee benefit plans and compensation plans
Schedule of assumptions used to determine benefit obligations
The assumptions used to determine Swedish benefit obligations for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
Discount rate	2.3%	2.5%
Increase in compensation levels rate	3.3%	3.2%
Turnover rate	3.0%	3.0%

Germany
Employee benefit plans and compensation plans
Schedule of assumptions used to determine benefit obligations	The assumptions used to determine German benefit obligations for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
Discount rate	1.9%	1.7%
Increase in compensation levels rate	2.0%	2.0%